Commitments and Contingencies - Narrative (Details) $ in Thousands						3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 26, 2025 USD ($)	Mar. 31, 2025 USD ($)	Apr. 12, 2024 USD ($)	Feb. 29, 2024 USD ($)	May 31, 2022 USD ($) item	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) ft²	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) ft²	Apr. 15, 2025	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments and Contingencies
Cash received from subleasing									$ 500
Aggregate potential severance costs									2,840
Contingent obligation							$ 4,213		4,213			$ 964
IM Topco, LLC
Commitments and Contingencies
Ownership interest					30.00%					30.00%
Contingent obligation		$ 3,970				$ 3,970
Expense (income) to carrying value of contingent contractual obligations						$ (240)		$ (240)
Capital appreciation right, percent	15.00%
Capital appreciation right, threshold	$ 46,000
WHP | IM Topco, LLC
Commitments and Contingencies
Ownership equity transferable		12.50%
Current portion of contingent obligation							4,210		$ 4,210		$ 6,250
Expense (income) to carrying value of contingent contractual obligations							$ (2,040)
Amended Services Agreement | Xcel Brands | IM Topco, LLC
Commitments and Contingencies
Ownership interest			30.00%
Amended Services Agreement | WHP | IM Topco, LLC
Commitments and Contingencies
Ownership interest			70.00%
Amended Services Agreement | Twelve-month period ending March 31, 2025
Commitments and Contingencies
Royalty guarantees			$ 13,500
Amended Services Agreement | Year ending December 31, 2025
Commitments and Contingencies
Royalty guarantees			$ 18,000
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount
Commitments and Contingencies
Ownership equity transferable			12.50%
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount | Xcel Brands | IM Topco, LLC
Commitments and Contingencies
Ownership interest			17.50%
Amended Services Agreement | If Royalties Receivable Less Than Specified Amount | WHP | IM Topco, LLC
Commitments and Contingencies
Ownership interest			82.50%
Disposed of by Sale | WHP | IM Topco, LLC
Commitments and Contingencies
Ownership interest					70.00%		70.00%		70.00%
Isaac Mizrahi sale transaction with IM Topco | Disposed of by Sale
Commitments and Contingencies
Number of consecutive quarters for royalty payable term | item					4
Royalty payable term					3 years
Isaac Mizrahi sale transaction with IM Topco | Disposed of by Sale | Maximum
Commitments and Contingencies
Royalty guarantees					$ 13,300
Adjustments to purchase price payable					$ 16,000
Lori Goldstein Brand
Commitments and Contingencies
Derecognition of contingent obligations							$ 5,050		$ 5,050
1333 Broadway Lease
Commitments and Contingencies
Area of property leased | ft²									29,600
Average annual fixed rent									$ 1,300
550 Seventh Avenue Lease
Commitments and Contingencies
Average annual fixed rent				$ 500
Westchester
Commitments and Contingencies
Leased office space | ft²							1,300		1,300